Related Party	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Related party transactions disclosure
RELATED-PARTY TRANSACTIONS
Purchased Motor Fuel
Motor fuel purchased by us from Valero is recorded as a component of cost of sales based on price formulas that vary from terminal to terminal. The actual prices we pay typically change daily, based on market fluctuations of wholesale motor fuel in the geographic locations where we purchase our motor fuel for resale.
Under the U.S. Fuel Supply Agreements and the Petroleum Product Supply Agreement in Canada, we purchase a substantial portion of our motor fuel from Valero at “per-terminal,” market-based prices. The pricing formulas under our supply agreements changed effective January 1, 2013 and our cost of sales increased as a result of differences in price formulas from those historically charged prior to the separation and distribution. These differences in price formulas increased our cost of sales $2 million and $3 million in Retail–U.S. and Retail–Canada, respectively, during the three months ended June 30, 2013 and $4 million and $6 million in Retail–U.S. and Retail–Canada, respectively, during the six months ended June 30, 2013. In addition, the U.S. Fuel Supply Agreements and the Petroleum Product Supply Agreement in Canada differ from our arrangements prior to the separation and distribution by providing for payment terms of “net 10” days after taking title to the motor fuel versus “on delivered” payment. These new payment terms became effective at the time of the separation and distribution. Due to the change in payment terms, our cash increased by $342 million during the six months ended June 30, 2013.
Medical insurance, life insurance, and employee benefit plan expenses
Valero allocated these costs to us based on Valero’s determination of actual costs attributable to our employees, which we recorded as components of operating expenses and general and administrative expenses for all periods presented. In connection with the separation and distribution, we entered into an Employee Matters Agreement between us and Valero. The Employee Matters Agreement governs Valero’s and our compensation and employee benefit obligations with respect to the current and former employees of each company, and generally allocates liabilities and responsibilities relating to employee compensation and benefit plans and programs. In connection with the separation and distribution, we recognized a $15 million receivable from Valero in connection with Valero’s agreement to indemnify us for self-insurance obligations that we incurred up to and including the distribution date.
Certain corporate functions
As discussed in Note 1, certain corporate functions performed by Valero on our behalf were charged to us based primarily on specific identification of time and/or activities associated with CST, employee headcount or capital expenditures. We recorded these corporate allocations as a component of general and administrative expenses in the combined and consolidated statements of income.
Transition services agreements
In connection with the separation and distribution, we entered into two Transition Services Agreements: one between CST Brands, Inc. and Valero and one between our Canadian subsidiary and Valero. The Transition Services Agreements set forth the terms on which Valero provides to us, and we provide to Valero, on a temporary basis, certain services or functions that the companies historically have shared. Transition services include administrative, payroll, human resources, data processing, environmental health and safety, financial audit support, financial transaction support, legal support services, IT and network infrastructure systems and various other support and corporate services. The Transition Services Agreements provide for the provision of specified transition services generally for a period of up to eighteen months, on a cost or a cost-plus basis. We record the fee Valero charges us for these services as a component of general and administrative expenses.
We believe that the operating expenses and general and administrative expenses allocated to us and included in the accompanying combined statements of income were a reasonable approximation of the costs related to CST’s operations. However, such related-party transactions cannot be presumed to be carried out on an arm’s-length basis as the requisite conditions of competitive, free-market dealings may not exist. For purposes of these financial statements, payables and receivables related to transactions between us and Valero, prior to the separation and distribution, are included as a component of the net parent investment. Subsequent to the separation and distribution, payables and receivables between us and Valero are shown as “Accounts Payable to Valero” on our consolidated balance sheet.
The following table reflects significant transactions with Valero (in millions):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Cost of sales	$2,632	$2,688	$5,288	$5,390
Operating expenses	4	11	14	21
General and administrative expenses	5	9	12	17

We did not have any significant transactions with any other related parties.
Net Parent Company Investment
The following is a reconciliation of amounts presented as “Net transfers to Valero” on the consolidated and combined statement of stockholders’ equity and “Net transfers to Valero” on the consolidated and combined statement of cash flows for the six months ended June 30, 2013 (in millions):

Net transfers to Valero per the consolidated and combined statement of stockholders’ equity	$(731)
Non-cash adjustments:
Net transfers of assets and liabilities with Valero	353
Net transfers to Valero per the consolidated and combined statements of cash flows	$(378)

RELATED-PARTY TRANSACTIONS
Related-party transactions include the purchase of motor fuel from Valero, fees charged by Valero for processing credit card transactions on our behalf, the allocation of medical and life insurance costs, stock-based compensation allocations, employee benefit plan allocations and certain corporate functions performed by Valero. Motor fuel purchased by us from Valero is recorded as a component of cost of sales based on transfer price formulas that vary from terminal to terminal. The actual prices we pay typically change daily, based on market fluctuations. Valero charged us a percentage of credit card sales or, for certain transactions, a percentage as well as a fixed amount per credit card transaction, which we recorded as a component of cost of sales. Medical insurance, life insurance, stock-based compensation and employee benefit plan expenses were allocated to us based on Valero’s determination of actual costs attributable to our employees and are recorded as components of operating expenses and general and administrative expenses. As discussed in Note 1, certain corporate functions performed by Valero on our behalf were charged to us based primarily on specific identification of time and/or activities associated with CST, employee headcount or capital expenditures. We recorded these corporate allocations as a component of general and administrative expenses and believe that the amount allocated to us is a reasonable approximation of the costs related to CST. However, such related-party transactions cannot be presumed to be carried out on an arm’s-length basis as the requisite conditions of competitive, free-market dealings may not exist. For purposes of these financial statements, payables and receivables related to transactions between us and Valero are included as a component of the net parent investment.
The following table reflects significant transactions with related parties (in millions):

	Year Ended December 31,
	2012	2011	2010
Cost of sales	$10,810	$10,533	$8,170
Operating expenses (a)	43	36	35
General and administrative expenses (a)	36	36	33

(a)	Includes stock-based compensation and employee benefit plan expense allocations that are more fully described in Notes 10 and 11, respectively.
Net Parent Investment
The following is a reconciliation of the amounts presented as “Net transfers to Parent” on our statements of changes in net investment and the amounts presented as “Net transfers to Parent” on our statements of cash flows.

	Year Ended December 31,
	2012	2011	2010
Net transfers to Parent per statements of changes in net investment	$(222)	$(151)	$(221)
Non-cash transactions:
Transfers of assets to Parent	3	1	1
Net transfers of cash to Parent per statements of cash flows	$(219)	$(150)	$(220)